Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2023	2022

Computers and peripheral equipment	$105	$95
Office furniture and equipment	42	42
	147	137
Less - accumulated depreciation	(128)	(122)
Total property and equipment, net	$19	$15

During the years ended December 31, 2023, 2022 and 2021, depreciation expenses were $6, $8 and $16, respectively.